Schedule of investments
Delaware Climate Solutions Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.26%♦
Consumer Discretionary — 3.68%
BorgWarner	160,767	$ 7,863,114
		7,863,114
Consumer Staples — 6.43%
Archer-Daniels-Midland	85,315	6,446,401
Darling Ingredients †	114,510	7,304,593
		13,750,994
Energy — 15.90%
Denbury †	72,453	6,249,796
Equinor	216,147	6,293,957
Occidental Petroleum	111,920	6,580,896
Schlumberger	150,533	7,394,181
Valero Energy	64,017	7,509,194
		34,028,024
Industrials — 21.24%
AP Moller - Maersk Class B	1,709	3,004,845
Cummins	31,873	7,813,985
Kingspan Group	104,049	6,925,899
Li-Cycle Holdings †	631,247	3,503,421
Net Power †	262,059	3,406,767
NuScale Power †	296,347	2,015,160
Schneider Electric	40,115	7,287,962
Sunrun †	219,907	3,927,539
Waste Management	43,606	7,562,152
		45,447,730
Materials — 11.27%
Alcoa	177,179	6,011,683
Anglo American	224,950	6,405,117
Holcim †	74,959	5,052,780
Nutrien	112,662	6,652,691
		24,122,271
Real Estate — 3.41%
Weyerhaeuser	217,703	7,295,227
		7,295,227
Utilities — 37.33%
AES	304,232	6,306,729
Ameren	77,642	6,341,022
American Electric Power	70,009	5,894,758
CMS Energy	105,845	6,218,394
Iberdrola	539,862	7,049,950
NextEra Energy	85,152	6,318,279
Northland Power	269,339	5,617,540
Orsted 144A #	73,182	6,937,824
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Utilities (continued)
ReNew Energy Global Class A †	510,009	$ 2,794,849
RWE	154,060	6,713,367
SSE	298,432	6,998,259
Terna - Rete Elettrica Nazionale	803,322	6,851,666
Xcel Energy	93,848	5,834,530
		79,877,167
Total Common Stocks (cost $210,542,107)		212,384,527

Short-Term Investments — 0.78%
Money Market Mutual Funds — 0.78%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	414,905	414,905
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	414,905	414,905
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	414,905	414,905
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	414,905	414,905
Total Short-Term Investments (cost $1,659,620)		1,659,620

Total Value of Securities—100.04% (cost $212,201,727)		214,044,147
Liabilities Net of Receivables and Other Assets—(0.04%)		(79,428)
Net Assets Applicable to 21,801,533 Shares Outstanding—100.00%		$213,964,719
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $6,937,824, which represents 3.24% of the Fund's net assets.
NQ- IV061 [0623] 0823 (3049982)    1